EMPLOYEE BENEFITS - Narrative (Details)	12 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance shares of the total conditional shares awarded	80.00%
Percentage of retention shares of the total conditional shares awarded	20.00%
Percentage of retention share condition on continuous employment vesting date	100.00%
Hurdle rate	15.00%
Percentage of performance shares linked to condition of hurdle rate	50.00%
Percentage of performance shares linked to condition of peer group performance	50.00%
Conditional shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of shares	3 years